ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

February 9, 2015	Lindsey Coffey T +1 212 596 9821 F +1 646 728 2573 lindsey.coffey@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re:                             Schroder Series Trust (File Nos. 033-65632 & 811-07840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on January 20, 2015 under Rule 497(e) (Accession No. 0001104659-15-003337) to the Investor Shares Prospectus of Schroder Long Duration Investment-Grade Bond Fund dated December 19, 2014, supplemented January 21, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (212) 596-9821.

Regards,

/s/ LINDSEY COFFEY
Lindsey Coffey, Esq.

cc:	Carin F. Muhlbaum, Esq. Alan M. Mandel Abby L. Ingber, Esq. Angel Lanier Timothy W. Diggins, Esq. Colleen B. Meyer, Esq.